Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 14—Related party transactions

As of December 31, 2015, the Company accrued for costs of third party legal services incurred on behalf of Silver Lake Sumeru, ICONIQ Capital Group, L.P., another significant shareholder, and the Company’s Chief Marketing Officer relating to the Company’s initial public offering and other corporate related matters. Total amounts accrued at December 31, 2015 were $0.2 million, of which $0.1 million were expensed during 2015 and $0.1 million were included in other assets as deferred offering costs. The Company had no material related party transactions for the year ended December 31, 2016.